LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS	12 Months Ended
Dec. 31, 2015
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LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS
8.	LONG-TERM PREPAYMENTS, DEPOSITS AND OTHER ASSETS

Long-term prepayments, deposits and other assets consisted of the following:

	December 31,
	2015	2014
Entertainment production costs	$77,284	$73,819
Less: accumulated amortization	(43,888)	(34,646)

Entertainment production costs, net	33,396	39,173
Other long-term prepayments and other assets	27,895	27,956
Advance payments for construction costs	26,544	107,563
Input value-added tax, net	23,281	43,841
Other deposits	14,579	11,653
Short film production cost	12,701	—
Deferred rent assets	10,393	99
Long-term receivables, net	9,202	10,115
Deposits for acquisition of property and equipment	1,686	47,158

Long-term prepayments, deposits and other assets	$159,677	$287,558

Entertainment production costs represent amounts incurred and capitalized for entertainment shows in City of Dreams. The Group amortized the entertainment production costs over 10 years or the respective estimated useful life of the entertainment show, whichever is shorter.

Advance payments for construction costs are connected with the construction and fit-out cost for City of Dreams, Studio City and City of Dreams Manila.

Input value-added tax, net represents the value-added tax recoverable from the tax authority in the Philippines mainly connected with the purchase of assets or services for City of Dreams Manila. During the year ended December 31, 2015, a provision for input value-added tax primarily pertaining to certain construction of City of Dreams Manila expected to be non-recoverable amounted to $30,254 was recognized and included in “Property Charges and Others” line item in the consolidated statements of operations. No provisions for input value-added tax were recognized during the years ended December 31, 2014 and 2013.

Long-term receivables, net represent casino receivables from casino customers where settlement is not expected within the next year. During the year ended December 31, 2015, net amount of long-term receivables of $5,111 and net amount of allowance for doubtful debts of $3,993 were reclassified to current. During the years ended December 31, 2014 and 2013, net amount of current accounts receivable of $8,642 and $17,691 and net amount of allowance for doubtful debts of $4,527 and $13,680, respectively, were reclassified to non-current. Reclassifications to current accounts receivable, net, are made when conditions support that it is probable for settlement of such balances to occur within one year.